STOCK COMPENSATION PLAN - Summary of Stock Options (Detail) - Share-Based Payment Arrangement, Option [Member] - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Forfeited / Terminated		(108,501)
Branded Online Inc dba Nogin [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning balance	850,912	959,413
Granted	1,746,470
Exercised	(199,148)
Forfeited / Terminated	(923,413)
Ending balance	1,474,821	850,912